Short-Term Investments - Narrative (Details) $ in Thousands, € in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Investment [Line Items]
Short-term investments		$ 129,586		$ 234,256
USD Denominated
Investment [Line Items]
Short-term investments		$ 65,000		$ 134,100
EUR Denominated
Investment [Line Items]
Short-term investments | €	€ 57.5		€ 87.5